INCOME TAXES - Net deferred income tax liability (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES
Deferred income tax asset	$ 51.8	$ 33.2	$ 16.0
Deferred income tax liability	(744.7)	(724.1)	(604.2)
Net deferred income tax liability	$ (692.9)	$ (690.9)	$ (588.2)